Basis of preparation (Policies)	12 Months Ended
Dec. 31, 2019
Disclosure of basis of preparation [Abstract]
Statement of compliance

(a)	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”). IFRS are the standards and related interpretations issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were authorized for issue by the Board of Directors on February 5, 2020, which were submitted for approval to the stockholder’s meeting to be held on March 26, 2020.

Basis of measurement
(b)	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the statement of financial position:

•	derivative financial instruments measured at fair value

•	financial instruments at fair value through profit or loss measured at fair value

•	other comprehensive income at fair values measured at fair value

•	liabilities for cash-settled share-based payment arrangements measured at fair value

•	financial liabilities designated as hedged items in a fair value hedge accounting of which changes in fair value attributable to the hedged risk recognized in profit or loss

•	liabilities for defined benefit plans recognized at the net of the total present value of defined benefit obligations less the fair value of plan assets

Functional and presentation currency
(c)	Functional and presentation currency

These consolidated financial statements are presented in Korean won, which is the Controlling Company’s functional currency and the currency of the primary economic environment in which the Group operates.

Use of estimates and judgements
(d)	Use of estimates and judgements

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about critical judgements in applying accounting policies that have a significant effect on the amounts recognized in the consolidated financial statements and information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year are described in Note 5.

In preparing these consolidated financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty are the same as those that applied to the consolidated financial statements as of and for the year ended December 31, 2018 except for the main sources of critical judgments and estimated uncertainties related to the adoption of IFRS 16 ‘Leases’ described in Note 3.

Change in accounting policy
(e)	Change in accounting policy

Except for the following new standard, which has been applied from January 1, 2019, the accounting policies applied by the Group in these consolidated financial statements are the same as those applied by the Group in its consolidated financial statements as of and for the year ended December 31, 2018. There are other new standards applied from January 1, 2019, which does not have a significant impact to the Group’s financial statements.

i) IFRS 16, ‘Leases’

IFRS 16, published on May 22, 2017, replaces existing standards including IAS 17, ‘Leases’, IFRIC 4, ‘Determining whether an Arrangement contains a Lease’, IFRIC 15, ‘Operating Leases – Incentives’ and IFRIC 27, ’Evaluating the Substance of Transactions Involving the Legal Form of a Lease’.

The Group has applied IFRS 16 from the year beginning on January 1, 2019, the date of initial application.

At the commencement date of the lease, the Group assesses whether the contract is, or contains, a lease, and assessed whether the contract was, or contained, a lease in accordance with IFRS 16 at the date of initial application. For a contract that is, or contains, a lease, a lessee or a lessor shall account for each lease component within the contract as a lease separately from non-lease components (hereinafter called ‘non-lease components’) of the contract.

A lessee shall recognize a lease right-of-use asset, which indicates an asset that represents a lessee’s right to use an underlying asset (leased asset) for the lease term, and a lease liability, which indicates obligation to make lease payments. However, a lessee may elect not to apply the requirements to short-term leases and leases for which the underlying asset is of low value. Also, the Group used the following practical expedients when applying IFRS 16 to leases previously classified as operating leases applying IAS 17.

•	Elects not to apply the requirements to recognize lease right-of-use assets and lease liabilities to leases for which the lease term ends within 12 months of the date of initial application.

•	Excludes initial direct costs from the measurements of the lease right-of-use assets at the date of initial application.

•	If the contract contains an option to extend or terminate the lease, hindsight is used to determine the lease term

As a practical expedient, a lessee may elect, by class of underlying asset, not to separate non-lease components from lease components, and instead account for each lease component and any associated non-lease components as a single lease component.

The accounting treatment as a lessor did not change significantly from the one under IAS 17.

The accumulated effect on retained earnings from initial application of IFRS 16 was zero, and the comparative financial information presented has applied IAS 17 and the related Interpretations as previously reported and has not been retrospectively restated. The transition effects arising from changes in accounting policies are explained in Note 51.

On December 16, 2019, the IFRS Interpretations Committee published the agenda decision on ‘Lease term and useful life of leasehold improvements’ that the entity should consider all economic penalties for the termination of the lease in the determination of the enforceable period. The Group is analyzing the impact of changes in accounting policies of determination of the enforceable period on the consolidated financial statements, and plans to reflect the impact on the consolidated financial statements when the analysis is completed.

ii) IFRS 9, ‘Financial Instruments’, IFRS 7, ‘Financial Instruments: Disclosures’ Revision

The interest rate index reform has added an exception that allows hedge accounting to be applied while uncertainty exists. In a hedging relationship, the assume that the interest rate index that is the underlying variable of cash flows does not change to the interest rate index reform when reviewing the probability of occurrence and the prospective assessment of the effectiveness of the hedge. For hedges of non-contractually specified interest rate risk components, the requirement that the hedged risk should be separately identifiable applies only at the inception of the hedging relationship. Through the interest rate index reform, this application of exception is ended when the timing and amount of cash flows based on the interest rate index will no longer appear, or the hedging relationship is discontinued. These amendments take effect on 1 January 2020 but have been applied early as early entry is allowed. A significant interest rate indicator for hedging relationships is LIBOR and CD rates. The subject affected by this amendment is derivatives of Note 10.